UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 96.9%
China — 16.4%
504,000	Air China Ltd. Class H (Transportation)*	$522,724
2,986,900	Bank of China Ltd. Class H (Banks)	1,560,241
503,000	China Automation Group Ltd. Class H (Capital Goods)	386,078
402,000	China BlueChemical Ltd. Class H (Materials)	333,756
1,019,110	China Construction Bank Corp. Class H (Banks)	900,642
349,000	China Life Insurance Co. Ltd. Class H (Insurance)	1,360,917
554,000	China Minsheng Banking Corp. Ltd. Class H (Banks)	471,524
181,200	China Pacific Insurance (Group) Co. Ltd. Class H (Insurance)	721,131
162,500	China Shenhua Energy Co. Ltd. Class H (Energy)	665,033
32,000	China Yurun Food Group Ltd. Class H (Food, Beverage & Tobacco)	104,451
73,000	Golden Eagle Retail Group Ltd. Class H (Retailing)	201,188
154,000	Guangzhou Pharmaceutical Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)	228,419
16,199	Hollysys Automation Technologies Ltd. Class H (Technology Hardware & Equipment)*	259,994
2,411,635	Industrial & Commercial Bank of China Ltd. Class H (Banks)	1,804,896
104,000	Jiangxi Copper Co. Ltd. Class H (Materials)	335,236
492,000	O-Net Communications Group Ltd. Class H (Technology Hardware & Equipment)*	300,084
816,000	PetroChina Co. Ltd. Class H (Energy)	1,139,119
32,500	Shimao Property Holdings Ltd. Class H (Real Estate)	49,628
85,000	Weichai Power Co. Ltd. Class H (Capital Goods)	582,496
82,800	Xinjiang Goldwind Science & Technology Co. Ltd. Class H (Capital Goods)*	161,423
182,000	Yanzhou Coal Mining Co. Ltd. Class H (Energy)	532,066
177,570	ZTE Corp. Class H (Technology Hardware & Equipment)	706,760

		13,327,806

Hong Kong — 19.1%
52,000	AAC Acoustic Technologies Holdings, Inc. (Technology Hardware & Equipment)	140,967
434,000	Belle International Holdings Ltd. (Retailing)	746,223
199,000	BOC Hong Kong (Holdings) Ltd. (Banks)	644,735
50,000	Cheung Kong (Holdings) Ltd. (Real Estate)	830,283

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
89,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	$423,818
322,000	China Agri-Industries Holdings Ltd. (Food, Beverage & Tobacco)	347,142
204,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	571,113
110,000	China Mobile Ltd. (Telecommunication Services)	1,081,286
734,000	China Resources Cement Holdings Ltd. (Materials)*	559,968
216,000	China Resources Land Ltd. (Real Estate)	391,467
783,000	CNOOC Ltd. (Energy)	1,742,918
282,000	Digital China Holdings Ltd. (Technology Hardware & Equipment)	543,239
37,499	Esprit Holdings Ltd. (Retailing)	178,778
434,491	Far East Consortium International Ltd. (Real Estate)	112,973
928,000	Fushan International Energy Group Ltd. (Materials)	631,965
34,000	Hang Lung Properties Ltd. (Real Estate)	149,747
12,200	Hang Seng Bank Ltd. (Banks)	201,829
61,431	Henderson Land Development Co. Ltd. (Real Estate)	428,651
66,000	Hong Kong Electric Holdings Ltd. (Utilities)	418,442
28,000	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	645,168
55,000	Hutchison Whampoa Ltd. (Capital Goods)	644,017
451,000	K. Wah International Holdings Ltd. (Real Estate)	204,882
60,000	Kerry Properties Ltd. (Real Estate)	321,939
136,517	Kosmopolito Hotels International Ltd. (Consumer Services)*	31,693
464,000	KWG Property Holding Ltd. (Real Estate)	347,300
98,000	Li & Fung Ltd. (Retailing)	638,306
104,500	Lifestyle International Holdings Ltd. (Retailing)	260,964
178,000	Minth Group Ltd. (Automobiles & Components)	270,010
43,000	MTR Corp. Ltd. (Transportation)	157,948
1,960,000	Peace Mark Holdings Ltd. (Consumer Durables & Apparel)*	—
50,555	Sun Hung Kai Properties Ltd. (Real Estate)	849,604
20,500	Swire Pacific Ltd. Class A (Real Estate)	324,275
90,000	The United Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	144,983
69,000	The Wharf (Holdings) Ltd. (Real Estate)	524,689

		15,511,322

India — 8.0%
3,415	Asian Paints Ltd. (Materials)	192,427
165,399	Coal India Ltd. (Energy)*	1,096,475

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
India — (continued)
668	CRISIL Ltd. (Diversified Financials)	$85,868
31,233	Crompton Greaves Ltd. (Capital Goods)	189,984
19,616	DB Corp. Ltd. (Media)	109,051
23,731	Dhanlaxmi Bank Ltd. (Banks)	49,357
21,105	Engineers India Ltd. (Capital Goods)	130,365
2,676	Grasim Industries Ltd. (Materials)	141,167
128,469	GVK Power & Infrastructure Ltd. (Utilities)*	92,469
22,288	HCL Technologies Ltd. (Software & Services)	239,039
6,613	Hero Honda Motors Ltd. (Automobiles & Components)	235,591
24,410	ICICI Bank Ltd. (Banks)	547,381
78,348	Indiabulls Real Estate Ltd. (Real Estate)*	206,022
7,279	Indian Hotels Co. Ltd. (Consumer Services)	14,312
5,945	IndusInd Bank Ltd. (Banks)	29,316
15,300	Infosys Technologies Ltd. (Software & Services)	1,040,908
46,709	Jaiprakash Associates Ltd. (Capital Goods)	85,132
89,276	Lanco Infratech Ltd. (Capital Goods)*	97,145
8,664	Mahindra Holidays & Resorts India Ltd. (Consumer Services)	70,041
53,729	Punjab & Sind Bank (Banks)*	123,409
9,150	Siemens India Ltd. (Capital Goods)	170,195
4,183	State Bank of India (Banks)	241,877
21,780	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	209,691
28,818	Tata Motors Ltd. Class A (Capital Goods)	440,093
9,397	Tata Steel Ltd. (Materials)	131,318
12,330	Thermax Ltd. (Capital Goods)	181,747
6,280	United Spirits Ltd. (Food, Beverage & Tobacco)	170,255
36,920	Yes Bank Ltd. (Banks)	212,526

		6,533,161

Indonesia — 2.9%
1,670,357	PT Bank Negara Indonesia (Persero) Tbk (Banks)	598,537
120,000	PT Gudang Garam Tbk (Food, Beverage & Tobacco)	495,873
183,500	PT Indocement Tunggal Prakarsa Tbk (Materials)	276,526
534,000	PT Indofood Sukses Makmur Tbk (Food, Beverage & Tobacco)	278,686
914,500	PT Perusahaan Gas Negara (Persero) Tbk (Utilities)	430,019
112,000	PT Tambang Batubara Bukit Asam (Persero) Tbk (Energy)	245,782

		2,325,423

Malaysia — 3.4%
223,320	Genting Malaysia Berhad (Consumer Services)	780,169
209,000	RHB Capital Behrad (Banks)	577,982

Shares	Description	Value
Common Stocks — (continued)
Malaysia — (continued)
142,200	Sime Darby Berhad (Capital Goods)	$427,687
275,500	Tenaga Nasional Berhad (Utilities)	555,431
176,000	UMW Holdings Berhad (Automobiles & Components)	414,038

		2,755,307

Singapore — 6.7%
352,000	CapitaMalls Asia Ltd. (Real Estate)	517,253
99,230	DBS Group Holdings Ltd. (Banks)	1,170,084
340,000	Genting Singapore PLC (Consumer Services)*	540,007
376,000	Global Logistic Properties Ltd. (Real Estate)*	611,334
63,000	Keppel Corp. Ltd. (Capital Goods)	579,347
227,000	SembCorp Industries Ltd. (Capital Goods)	919,256
375,000	Singapore Telecommunications Ltd. (Telecommunication Services)	913,308
151,000	Yanlord Land Group Ltd. (Real Estate)	183,053

		5,433,642

South Korea — 20.7%
22,850	Asiana Airlines (Transportation)*	230,742
23,972	CJ Internet Corp. (Consumer Services)*	428,868
1,066	CJ O Shopping Co. Ltd. (Retailing)	250,545
4,080	Daelim Industrial Co. Ltd. (Capital Goods)	454,338
5,060	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Capital Goods)*	185,010
3,203	Doosan Corp. (Capital Goods)	478,673
2,960	Fila Korea Ltd. (Consumer Durables & Apparel)*	173,434
590	Honam Petrochemical Corp. (Materials)	191,046
37,660	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)*	998,959
975	Hyundai Heavy Industries Co. Ltd. (Capital Goods)	423,132
16,337	Jinsung T.E.C. Co. Ltd. (Capital Goods)*	144,856
10,164	KB Financial Group, Inc. (Banks)	524,505
32,000	Kia Motors Corp. (Automobiles & Components)	1,567,793
7,036	KT Corp. (Telecommunication Services)	262,690
672	LG Chem Ltd. (Materials)	252,875
4,220	LG Electronics, Inc. (Consumer Durables & Apparel)	441,273
8,910	Lock&Lock Co., Ltd. (Materials)	274,075
860	Lotte Shopping Co. Ltd. (Retailing)	348,192
2,860	Mando Corp. (Automobiles & Components)	371,478
1,970	NHN Corp. (Software & Services)*	351,372
64,820	ON*Media Corp. (Media)*	295,032
1,461	POSCO (Materials)	593,624
6,498	POSCO Chemtech Co. Ltd. (Materials)	667,478
9,360	Samsung C&T Corp. (Capital Goods)	598,438
3,582	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,144,946

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
South Korea — (continued)
3,154	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	$652,384
2,034	SK Holdings Co. Ltd. (Capital Goods)	302,055
9,690	S-Oil Corp. (Energy)	965,433
60,800	Woori Finance Holdings Co. Ltd. (Banks)*	774,347
21,230	Woori Investment & Securities Co. Ltd. (Diversified Financials)	410,745

		16,758,338

Taiwan — 18.9%
634,651	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	787,862
73,000	Asustek Computer, Inc. (Technology Hardware & Equipment)	654,792
435,750	Cathay Financial Holding Co. Ltd. (Insurance)	805,583
1,053,864	Chinatrust Financial Holding Co. Ltd. (Banks)	894,531
258,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)*	467,570
256,000	Eva Airways Corp. (Transportation)*	295,816
287,525	Far Eastern Department Stores Co. Ltd. (Retailing)	510,000
392,746	Far Eastern New Century Corp. (Capital Goods)	666,056
225,660	Formosa Plastics Corp. (Materials)	768,950
381,433	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	1,627,342
28,138	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	381,696
547,000	Mega Financial Holding Co. Ltd. (Banks)	442,684
131,000	Nan Ya Plastics Corp. (Materials)	361,132
184,520	Nan Ya Printed Circuit Board Corp. (Technology Hardware & Equipment)	691,883
341,870	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	744,343
160,000	Shihlin Electric & Engineering Corp. (Capital Goods)	211,891
435,018	Taiwan Cement Corp. (Materials)	467,228
94,000	Taiwan Fertilizer Co. Ltd. (Materials)	351,773
988,338	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,570,026
11,000	TPK Holding Co. Ltd. (Technology Hardware & Equipment)*	268,981
147,720	Tripod Technology Corp. (Technology Hardware & Equipment)	680,241
861,000	Yuanta Financial Holding Co. Ltd. (Diversified Financials)	693,806

		15,344,186

Shares	Description	Value
Common Stocks — (continued)
Thailand — 0.8%
26,400	Banpu PCL NVDR (Energy)	$626,318

TOTAL COMMON STOCKS		$78,615,503

Notional		Maturity
Shares	Description	Date	Value
Equity Linked Notes — 0.8%
India — 0.8%
30,522	Coal India Ltd. (Issuer Morgan Stanley) (Energy)*	11/02/15	$202,338
33,121	Exide Industries Ltd. (Issuer UBS AG) (Automobiles & Components)*	03/11/13	92,632
44,909	IndusInd Bank Ltd. (Issuer Deutsche Bank AG) (Banks)*	02/12/20	221,452
20,399	IndusInd Bank Ltd. (Issuer JPMorgan Chase Bank NA) (Banks)*	12/15/14	100,590
4,526	Tata Steel Ltd. (Issuer Morgan Stanley) (Materials)*	12/28/12	63,248
27,144	Usha Martin Ltd. (Issuer UBS AG) (Materials)	01/22/13	32,066

TOTAL EQUITY LINKED NOTES			$712,326

Shares	Rate	Value
Short-term Investment(b) — 2.0%
JPMorgan U.S. Government Money Market Fund — Capital Shares
1,596,256	0.050%	$1,596,256

TOTAL INVESTMENTS — 99.7%		$80,924,085

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		215,399

NET ASSETS — 100.0%		$81,139,484

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $163,838, which represents approximately 0.2% of net assets as of January 31, 2011.

(b) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2011.

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Investment Abbreviation:
NVDR —	Non-Voting Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

MSCI Singapore Index	5	February 2011	$293,911	$(5,180)

TAX INFORMATION — At January 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$66,031,148

Gross unrealized gain	19,093,709
Gross unrealized loss	(4,200,772)

Net unrealized security gain	$14,892,937

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS BRIC FUND
Schedule of Investments
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 98.9%
Brazil — 32.6%
660,700	Amil Participacoes SA (Health Care Equipment & Services)	$6,377,314
418,072	Anhanguera Educacional Participacoes SA Preference Shares (Consumer Services)	8,865,800
781,937	Banco do Brasil SA (Banks)	13,959,894
898,428	Braskem SA Preference A Shares (Materials)*	11,302,100
43,632	BRF — Brasil Foods SA ADR (Food, Beverage & Tobacco)*	726,473
848,400	BRF — Brasil Foods SA (Food, Beverage & Tobacco)*	13,919,877
309,051	CETIP SA — Balcao Organizado de Ativos e Derivativos (Diversified Financials)*	4,093,612
832,600	Cosan Ltd. Class A (Food, Beverage & Tobacco)	10,807,148
615,300	Diagnosticos da America SA (Health Care Equipment & Services)	7,474,624
580,379	Duratex SA (Materials)*	5,570,691
718,649	Gafisa SA (Consumer Durables & Apparel)	4,401,696
714,700	Gerdau SA Preference Shares (Materials)	9,153,751
380,382	Gerdau SA ADR Preference Shares (Materials)	5,040,061
825,698	Itau Unibanco Holding SA ADR Preference Shares (Banks)	17,752,507
175,582	Itau Unibanco Holding SA ADS Restricted Preference Shares (Banks)*(a)	3,748,741
350,500	Itausa — Investimentos Itau SA Preference Shares (Banks)	2,479,015
3,085,120	Klabin SA Preference Shares (Materials)	10,512,302
297,450	Mills Estruturas e Servicos de Engenharia SA (Capital Goods)*	3,727,605
1,042,508	OGX Petroleo e Gas Participacoes SA (Energy)*	10,763,108
2,088,152	PDG Realty SA Empreendimentos e Participacoes (Consumer Durables & Apparel)	11,549,693
1,339,925	Petroleo Brasileiro SA Preference A Shares ADR (Energy)	44,552,506
1,199,924	Vale SA ADR (Materials)	41,793,353
538,847	Vale SA ADR Preference A Shares (Materials)	16,693,480

		265,265,351

China — 23.6%
7,118,000	Air China Ltd. Class H (Transportation)*	7,382,436
42,227,900	Bank of China Ltd. Class H (Banks)	22,058,220
8,886,000	China Automation Group Ltd. Class H (Capital Goods)	6,820,456
8,176,000	China BlueChemical Ltd. Class H (Materials)	6,788,032
17,042,360	China Construction Bank Corp. Class H (Banks)	15,061,246

Shares	Description	Value
Common Stocks — (continued)
China — (continued)
6,674,000	China Life Insurance Co. Ltd. Class H (Insurance)	$26,025,095
9,098,000	China Minsheng Banking Corp. Ltd. Class H (Banks)	7,743,539
2,003,000	China Yurun Food Group Ltd. Class H (Food, Beverage & Tobacco)	6,538,001
2,385,000	Golden Eagle Retail Group Ltd. Class H (Retailing)	6,573,058
35,208,050	Industrial & Commercial Bank of China Ltd. Class H (Banks)	26,350,125
1,997,000	Jiangxi Copper Co. Ltd. Class H (Materials)	6,437,168
14,870,000	PetroChina Co. Ltd. Class H (Energy)	20,758,218
1,438,000	Weichai Power Co. Ltd. Class H (Capital Goods)	9,854,454
881,200	Xinjiang Goldwind Science & Technology Co. Ltd. Class H (Capital Goods)*	1,717,948
4,430,000	Yanzhou Coal Mining Co. Ltd. Class H (Energy)	12,950,832
2,323,590	ZTE Corp. Class H (Technology Hardware & Equipment)	9,248,297

		192,307,125

Hong Kong — 14.2%
6,503,000	Belle International Holdings Ltd. (Retailing)	11,181,313
2,858,000	China Agri-Industries Holdings Ltd. (Food, Beverage & Tobacco)	3,081,159
3,109,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	8,703,873
2,321,000	China Mobile Ltd. (Telecommunication Services)	22,815,134
11,774,000	China Resources Cement Holdings Ltd. (Materials)*	8,982,367
5,254,000	China Resources Land Ltd. (Real Estate)	9,522,066
11,519,000	CNOOC Ltd. (Energy)	25,640,708
4,452,000	Digital China Holdings Ltd. (Technology Hardware & Equipment)	8,576,243
11,862,000	Fushan International Energy Group Ltd. (Materials)	8,077,991
5,727,000	KWG Property Holding Ltd. (Real Estate)	4,286,605
3,266,000	Minth Group Ltd. (Automobiles & Components)	4,954,226

		115,821,685

India — 13.2%
55,979	Asian Paints Ltd. (Materials)	3,154,280
2,995,363	Coal India Ltd. (Energy)*	19,857,084
11,261	CRISIL Ltd. (Diversified Financials)	1,447,550
473,732	Crompton Greaves Ltd. (Capital Goods)	2,881,623
308,210	DB Corp. Ltd. (Media)	1,713,425
356,814	Dhanlaxmi Bank Ltd. (Banks)	742,118
317,085	Engineers India Ltd. (Capital Goods)	1,958,630
114,450	Exide Industries Ltd. (Automobiles & Components)	320,091
40,375	Grasim Industries Ltd. (Materials)	2,129,897

GOLDMAN SACHS BRIC FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
India — (continued)
1,948,394	GVK Power & Infrastructure Ltd. (Utilities)*	$1,402,405
398,321	HCL Technologies Ltd. (Software & Services)	4,271,997
107,960	Hero Honda Motors Ltd. (Automobiles & Components)	3,846,121
399,421	ICICI Bank Ltd. (Banks)	8,956,795
1,286,280	Indiabulls Real Estate Ltd. (Real Estate)*	3,382,367
113,816	Indian Hotels Co. Ltd. (Consumer Services)	223,778
234,313	IndusInd Bank Ltd. (Banks)	1,155,449
245,255	Infosys Technologies Ltd. (Software & Services)	16,685,480
702,720	Jaiprakash Associates Ltd. (Capital Goods)	1,280,778
1,349,764	Lanco Infratech Ltd. (Capital Goods)*	1,468,735
108,609	Mahindra Holidays & Resorts India Ltd. (Consumer Services)	878,013
862,398	Punjab & Sind Bank (Banks)*	1,980,829
150,644	Siemens India Ltd. (Capital Goods)	2,802,057
66,526	State Bank of India (Banks)	3,846,782
342,480	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,297,293
434,140	Tata Motors Ltd. Class A (Capital Goods)	6,629,954
154,020	Tata Steel Ltd. (Materials)	2,152,350
201,150	Thermax Ltd. (Capital Goods)	2,964,991
95,267	United Spirits Ltd. (Food, Beverage & Tobacco)	2,582,755
604,976	Yes Bank Ltd. (Banks)	3,482,488

		107,496,115

Russia — 15.0%
131,000	Eurasia Drilling Co. Ltd. GDR (Energy)	3,969,300
246,448	Evraz Group SA GDR (Materials)*	9,768,723
305,137	Globaltrans Investment PLC GDR (Transportation)(a)	5,052,407
1,181,404	Integra Group Holdings GDR (Energy)*	4,417,019
365,742	MMC Norilsk Nickel ADR (Materials)	9,436,144
934,785	OAO Gazprom ADR (Energy)	24,755,772
327,460	OAO Lukoil ADR (Energy)	20,292,696
1,826,536	OAO Rosneft Oil Co. GDR (Energy)	15,625,398
307,344	O’Key Group SA GDR (Food & Staples Retailing)*	3,857,167
5,931,338	Sberbank Russia (Banks)	21,117,831
81,880	X 5 Retail Group NV GDR (Food & Staples Retailing)*	3,477,957

		121,770,414

Singapore — 0.3%
1,887,000	Yanlord Land Group Ltd. (Real Estate)	2,287,561

TOTAL COMMON STOCKS		$804,948,251

Notional		Maturity
Shares	Description	Date	Value
Equity Linked Notes — 1.1%
India — 1.1%
212,703	Coal India Ltd. (Issuer Morgan Stanley) (Energy)*	11/02/15	$1,410,064
512,669	Exide Industries Ltd. (Issuer UBS AG) (Automobiles & Components)*	03/11/13	1,433,821
626,932	IndusInd Bank Ltd. (Issuer Deutsche Bank AG) (Banks)*	02/12/20	3,091,476
263,918	IndusInd Bank Ltd. (Issuer JPMorgan Chase Bank NA) (Banks)*	12/15/14	1,301,411
75,318	Tata Steel Ltd. (Issuer Morgan Stanley) (Materials)*	12/28/12	1,052,523
422,662	Usha Martin Ltd. (Issuer UBS AG) (Materials)	01/22/13	499,305

TOTAL EQUITY LINKED NOTES			$8,788,600

TOTAL INVESTMENTS — 100.0%			$813,736,851

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%			377,024

NET ASSETS — 100.0%			$814,113,875

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $11,155,082, which represents approximately 1.4% of net assets as of January 31, 2011.

Investment Abbreviations:
ADR	—	American Depositary Receipt
ADS	—	American Depositary Shares
GDR	—	Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BRIC FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$681,636,756

Gross unrealized gain	150,892,106
Gross unrealized loss	(18,792,011)

Net unrealized security gain	$132,100,095

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 96.5%
Argentina — 0.3%
66,015	Telecom Argentina SA ADR (Telecommunication Services)	$1,704,507

Brazil — 15.6%
250,900	Amil Participacoes SA (Health Care Equipment & Services)	2,421,777
153,944	Anhanguera Educacional Participacoes SA Preference Shares (Consumer Services)	3,264,597
246,944	Banco do Brasil SA (Banks)	4,408,683
382,936	Braskem SA Preference A Shares (Materials)*	4,817,282
328,800	BRF — Brasil Foods SA (Food, Beverage & Tobacco)*	5,394,691
131,828	CETIP SA — Balcao Organizado de Ativos e Derivativos (Diversified Financials)*	1,746,161
369,100	Cosan Ltd. Class A (Food, Beverage & Tobacco)	4,790,918
272,900	Diagnosticos da America SA (Health Care Equipment & Services)	3,315,171
225,989	Duratex SA (Materials)*	2,169,126
360,875	Gafisa SA (Consumer Durables & Apparel)	2,210,344
304,749	Gerdau SA Preference Shares (Materials)	3,903,171
135,095	Gerdau SA ADR Preference Shares (Materials)	1,790,009
233,683	Itau Unibanco Holding SA ADR Preference Shares (Banks)	5,024,184
70,818	Itau Unibanco Holding SA ADS Restricted Preference Shares (Banks)*(a)	1,511,990
222,600	Itausa — Investimentos Itau SA Preference Shares (Banks)	1,574,405
1,203,577	Klabin SA Preference Shares (Materials)	4,101,093
111,195	Mills Estruturas e Servicos de Engenharia SA (Capital Goods)*	1,393,481
394,411	OGX Petroleo e Gas Participacoes SA (Energy)*	4,071,996
946,162	PDG Realty SA Empreendimentos e Participacoes (Consumer Durables & Apparel)	5,233,279
455,393	Petroleo Brasileiro SA Preference A Shares ADR (Energy)	15,141,817
229,318	Vale SA ADR (Materials)	7,987,146
155,222	Vale SA ADR Preference A Shares (Materials)	4,808,778
285,452	Vale SA Preference A Shares (Materials)	8,731,634

		99,811,733

China — 11.1%
2,686,000	Air China Ltd. Class H (Transportation)*	2,785,786
14,801,600	Bank of China Ltd. Class H (Banks)	7,731,782
2,996,000	China Automation Group Ltd. Class H (Capital Goods)	2,299,582
3,142,000	China BlueChemical Ltd. Class H (Materials)	2,608,610

Shares	Description	Value
Common Stocks — (continued)
China — (continued)
6,030,420	China Construction Bank Corp. Class H (Banks)	$5,329,405
2,461,000	China Life Insurance Co. Ltd. Class H (Insurance)	9,596,608
3,413,000	China Minsheng Banking Corp. Ltd. Class H (Banks)	2,904,891
734,000	China Yurun Food Group Ltd. Class H (Food, Beverage & Tobacco)	2,395,853
888,000	Golden Eagle Retail Group Ltd. Class H (Retailing)	2,447,327
12,945,505	Industrial & Commercial Bank of China Ltd. Class H (Banks)	9,688,571
754,000	Jiangxi Copper Co. Ltd. Class H (Materials)	2,430,458
5,540,000	PetroChina Co. Ltd. Class H (Energy)	7,733,727
585,000	Weichai Power Co. Ltd. Class H (Capital Goods)	4,008,940
259,200	Xinjiang Goldwind Science & Technology Co. Ltd. Class H (Capital Goods)*	505,325
1,606,000	Yanzhou Coal Mining Co. Ltd. Class H (Energy)	4,695,042
910,000	ZTE Corp. Class H (Technology Hardware & Equipment)	3,621,960

		70,783,867

Egypt — 0.5%
631,856	Commercial International Bank SAE (Banks)	3,538,178

Hong Kong — 6.7%
2,418,000	Belle International Holdings Ltd. (Retailing)	4,157,530
1,845,000	China Agri-Industries Holdings Ltd. (Food, Beverage & Tobacco)	1,989,061
1,202,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	3,365,087
821,500	China Mobile Ltd. (Telecommunication Services)	8,075,240
4,378,000	China Resources Cement Holdings Ltd. (Materials)*	3,339,970
1,858,000	China Resources Land Ltd. (Real Estate)	3,367,339
4,247,000	CNOOC Ltd. (Energy)	9,453,606
1,597,000	Digital China Holdings Ltd. (Technology Hardware & Equipment)	3,076,429
4,058,000	Fushan International Energy Group Ltd. (Materials)	2,763,487
1,741,500	KWG Property Holding Ltd. (Real Estate)	1,303,496
1,240,000	Minth Group Ltd. (Automobiles & Components)	1,880,968

		42,772,213

India — 5.9%
19,412	Asian Paints Ltd. (Materials)	1,093,819
867,484	Coal India Ltd. (Energy)*	5,750,790
3,919	CRISIL Ltd. (Diversified Financials)	503,769
178,908	Crompton Greaves Ltd. (Capital Goods)	1,088,264

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
India — (continued)
123,377	DB Corp. Ltd. (Media)	$685,887
135,119	Dhanlaxmi Bank Ltd. (Banks)	281,027
123,641	Engineers India Ltd. (Capital Goods)	763,729
15,831	Grasim Industries Ltd. (Materials)	835,131
735,893	GVK Power & Infrastructure Ltd. (Utilities)*	529,677
129,921	HCL Technologies Ltd. (Software & Services)	1,393,404
38,924	Hero Honda Motors Ltd. (Automobiles & Components)	1,386,684
142,499	ICICI Bank Ltd. (Banks)	3,195,461
444,099	Indiabulls Real Estate Ltd. (Real Estate)*	1,167,791
44,192	Indian Hotels Co. Ltd. (Consumer Services)	86,887
70,568	IndusInd Bank Ltd. (Banks)	347,986
89,410	Infosys Technologies Ltd. (Software & Services)	6,082,848
266,282	Jaiprakash Associates Ltd. (Capital Goods)	485,326
536,240	Lanco Infratech Ltd. (Capital Goods)*	583,505
46,360	Mahindra Holidays & Resorts India Ltd. (Consumer Services)	374,782
314,765	Punjab & Sind Bank (Banks)*	722,979
53,432	Siemens India Ltd. (Capital Goods)	993,863
24,472	State Bank of India (Banks)	1,415,063
128,465	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,236,822
179,477	Tata Motors Ltd. Class A (Capital Goods)	2,740,877
55,040	Tata Steel Ltd. (Materials)	769,156
72,513	Thermax Ltd. (Capital Goods)	1,068,856
35,972	United Spirits Ltd. (Food, Beverage & Tobacco)	975,226
212,836	Yes Bank Ltd. (Banks)	1,225,170

		37,784,779

Indonesia — 2.0%
11,993,963	PT Bank Negara Indonesia (Persero) Tbk (Banks)	4,297,784
1,257,500	PT Gudang Garam Tbk (Food, Beverage & Tobacco)	5,196,339
7,268,500	PT Perusahaan Gas Negara (Utilities)	3,417,812

		12,911,935

Luxembourg — 0.5%
33,820	Millicom International Cellular SA (Telecommunication Services)	3,153,715

Malaysia — 2.8%
1,870,300	Genting Malaysia Berhad (Consumer Services)	6,533,898
2,346,000	RHB Capital Behrad (Banks)	6,487,778
2,358,500	Tenaga Nasional Berhad (Utilities)	4,754,936

		17,776,612

Shares	Description	Value
Common Stocks — (continued)
Mexico — 4.7%
202,900	America Movil SAB de CV Series L ADR (Telecommunication Services)	$11,563,271
1,544,532	Corp. Moctezuma SAB de CV (Materials)	3,654,115
849,600	Grupo Financiero Banorte SAB de CV Class O (Banks)	3,781,914
181,100	Grupo Televisa SA ADR (Media)*	4,357,266
2,327,368	Wal-Mart de Mexico SAB de CV Series V (Food & Staples Retailing)	6,473,118

		29,829,684

Poland — 1.3%
320,430	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	4,591,804
603,001	Telekomunikacja Polska SA (Telecommunication Services)	3,529,476

		8,121,280

Qatar — 1.5%
126,568	Commercial Bank of Qatar (Banks)	2,932,941
183,237	Doha Bank QSC (Banks)	3,071,873
67,623	Qatar National Bank SAQ (Banks)	3,744,610

		9,749,424

Russia — 7.8%
100,300	Eurasia Drilling Co. Ltd. GDR (Energy)	3,039,090
145,325	Evraz Group SA GDR (Materials)*	5,760,403
904,783	Integra Group Holdings GDR (Energy)*	3,382,792
127,358	MMC Norilsk Nickel ADR (Materials)	3,229,280
168,419	OAO Gazprom ADR (Energy)	4,460,215
131,119	OAO Lukoil ADR (Energy)	8,125,445
1,017,140	OAO Rosneft Oil Co. GDR (Energy)	8,701,289
2,941,015	Sberbank Russia (Banks)	10,471,138
60,075	X 5 Retail Group NV GDR (Food & Staples Retailing)*	2,551,762

		49,721,414

Singapore — 0.2%
867,000	Yanlord Land Group Ltd. (Real Estate)	1,051,041

South Africa — 7.1%
662,013	African Bank Investments Ltd. (Diversified Financials)	3,366,791
111,800	AngloGold Ashanti Ltd. ADR (Materials)	4,811,872
233,637	Impala Platinum Holdings Ltd. (Materials)	6,651,751
348,159	JD Group Ltd. (Retailing)	2,516,653
682,700	MTN Group Ltd. (Telecommunication Services)	11,700,781
121,690	Naspers Ltd. N Shares Class N (Media)	6,335,270
150,464	Sasol Ltd. (Energy)	7,298,087
183,507	Standard Bank Group Ltd. (Banks)	2,689,976

		45,371,181

South Korea — 14.5%
127,050	Asiana Airlines (Transportation)*	1,282,965
133,631	CJ Internet Corp. (Consumer Services)*	2,390,706
4,242	CJ O Shopping Co. Ltd. (Retailing)	997,239

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
South Korea — (continued)
22,880	Daelim Industrial Co. Ltd. (Capital Goods)	$2,547,859
28,230	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Capital Goods)*	1,032,180
16,787	Doosan Corp. (Capital Goods)	2,508,739
15,416	Fila Korea Ltd. (Consumer Durables & Apparel)*	903,265
3,019	Honam Petrochemical Corp. (Materials)	977,572
222,310	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)*	5,896,937
5,432	Hyundai Heavy Industries Co. Ltd. (Capital Goods)	2,357,388
88,715	Jinsung T.E.C. Co. Ltd. (Capital Goods)*	786,614
56,554	KB Financial Group, Inc. (Banks)	2,918,422
185,990	Kia Motors Corp. (Automobiles & Components)	9,112,306
37,944	KT Corp. (Telecommunication Services)	1,416,643
3,751	LG Chem Ltd. (Materials)	1,411,511
23,484	LG Electronics, Inc. (Consumer Durables & Apparel)	2,455,651
49,970	Lock&Lock Co., Ltd. (Materials)	1,537,098
4,690	Lotte Shopping Co. Ltd. (Retailing)	1,898,860
15,980	Mando Corp. (Automobiles & Components)	2,075,599
11,050	NHN Corp. (Software & Services)*	1,970,891
360,500	ON*Media Corp. (Media)*	1,640,838
8,085	POSCO (Materials)	3,285,046
37,057	POSCO Chemtech Co. Ltd. (Materials)	3,806,516
46,850	Samsung C&T Corp. (Capital Goods)	2,995,389
5,832	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,120,415
20,215	Samsung Electronics Co. Ltd. Preference Shares (Semiconductors & Semiconductor Equipment)	12,006,916
18,043	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	3,732,074
11,438	SK Holdings Co. Ltd. (Capital Goods)	1,698,575
53,850	S-Oil Corp. (Energy)	5,365,174
339,490	Woori Finance Holdings Co. Ltd. (Banks)*	4,323,732
117,930	Woori Investment & Securities Co. Ltd. (Diversified Financials)	2,281,637

		92,734,757

Taiwan — 12.8%
3,544,371	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	4,400,016
403,000	Asustek Computer, Inc. (Technology Hardware & Equipment)	3,614,812
2,583,000	Cathay Financial Holding Co. Ltd. (Insurance)	4,775,261
5,484,880	Chinatrust Financial Holding Co. Ltd. (Banks)	4,655,626

Shares	Description	Value
Common Stocks — (continued)
Taiwan — (continued)
1,365,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)*	$2,473,773
1,348,000	Eva Airways Corp. (Transportation)*	1,557,658
2,051,175	Far Eastern Department Stores Co. Ltd. (Retailing)	3,638,287
2,467,665	Far Eastern New Century Corp. (Capital Goods)	4,184,903
1,408,000	Formosa Plastics Corp. (Materials)	4,797,843
2,262,933	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	9,654,554
198,973	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	2,699,097
690,000	Nan Ya Plastics Corp. (Materials)	1,902,145
1,013,000	Nan Ya Printed Circuit Board Corp. (Technology Hardware & Equipment)	3,798,381
1,637,990	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	3,566,345
824,000	Shihlin Electric & Engineering Corp. (Capital Goods)	1,091,237
749,000	Taiwan Fertilizer Co. Ltd. (Materials)	2,802,955
4,859,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	12,637,405
66,000	TPK Holding Co. Ltd. (Technology Hardware & Equipment)*	1,613,887
765,060	Tripod Technology Corp. (Technology Hardware & Equipment)	3,523,054
5,689,000	Yuanta Financial Holding Co. Ltd. (Diversified Financials)	4,584,275

		81,971,514

Thailand — 0.5%
140,400	Banpu PCL NVDR (Energy)	3,330,874

Turkey — 0.7%
1,693,500	Turkiye Vakiflar Bankasi TAO Class D (Banks)	4,189,461

TOTAL COMMON STOCKS		$616,308,169

Notional		Maturity
Shares	Description	Date	Value
Equity Linked Notes — 0.7%
India — 0.7%
233,597	Coal India Ltd. ( Issuer Morgan Stanley) (Energy)*	11/02/15	$1,548,576
236,031	Exide Industries Ltd. (Issuer UBS AG) (Automobiles & Components)*	03/11/13	660,126
245,420	IndusInd Bank Ltd. (Issuer Deutsche Bank AG) (Banks)*	02/12/20	1,210,195

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Notional		Maturity
Shares	Description	Date	Value
Equity Linked Notes — (continued)
India — (continued)
99,960	IndusInd Bank Ltd. (Issuer JPMorgan Chase Bank NA) (Banks)*	12/15/14	$492,915
26,748	Tata Steel Ltd. (Issuer Morgan Stanley) (Materials)*	12/28/12	373,787
206,117	Usha Martin Ltd. (Issuer UBS AG) (Materials)	01/22/13	243,493

TOTAL EQUITY LINKED NOTES			$4,529,092

Shares	Description	Value
Exchange Traded Funds — 1.2%
Brazil — 0.1%
5,804	iShares MSCI Brazil Index Fund	$424,852

Other — 1.1%
151,185	iShares MSCI Emerging Markets Index Fund	6,925,785

TOTAL EXCHANGE TRADED FUNDS		$7,350,637

Shares	Rate	Value
Short-term Investment(b) — 1.6%
JPMorgan U.S. Government Money Market Fund — Capital Shares
9,992,748	0.050%	$9,992,748

TOTAL INVESTMENTS — 100.0%		$638,180,646

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		233,375

NET ASSETS — 100.0%		$638,414,021

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,378,692, which represents approximately 0.4% of net assets as of January 31, 2011.

(b) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2011.

Investment Abbreviations:
ADR	—	American Depositary Receipt
ADS	—	American Depositary Shares
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$507,287,226

Gross unrealized gain	141,731,886
Gross unrealized loss	(10,838,466)

Net unrealized security gain	$130,893,420

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments
January 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management International (“GSAMI”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAMI’s assumptions in determining fair value measurement).
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy as of January 31, 2011:
Asia Equity

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$1,137,247	$78,190,582	(a)	$—
Short-term Investment	1,596,256	—		—

Total	$2,733,503	$78,190,582		$—

Liabilities
Derivatives	$(5,180)	$—		$—

BRIC
	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$270,213,649	$543,523,202	(a)	$—

Total	$270,213,649	$543,523,202		$—

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Emerging Markets Equity

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$140,757,721	$487,430,177	(a)	$—
Short-term Investment	9,992,748	—		—

Total	$150,750,469	$487,430,177		$—

(a) To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.
Equity-Linked Notes — The Funds may invest in equity-linked notes whose values are based on the price movements of a reference security or index. The value of these equity-linked notes will rise and fall in response to changes in the reference security or index. On the maturity date of each equity-linked note, the Funds will receive a payment from a counterparty based on the value of the referenced security (notional amount multiplied by price of the referenced security) and record a realized gain or loss. Interim payments received are recorded as dividend income and are reported under Investment Income on the Statements of Operations.
     Equity-linked notes may present a greater degree of market risk than many types of securities and may be more volatile and less liquid than less complex securities. Equity-linked notes are also subject to the risks that the issuer of the equity-linked notes may fail to perform its contractual obligations.
Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     The following table sets forth, by certain risk types, the gross value of the Funds’ derivative contracts for trading activities as of January 31, 2011. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fund	Risk	Liabilities

Asia Equity	Equity	$(5,180)

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Geographic Risk — The Asia Equity Fund invests primarily in equity investments in Asian issuers. The BRIC Fund invests primarily in equity investments in the BRIC countries (Brazil, Russia, India and China). Concentration of the investments of these Funds in issuers located in a particular country or region will subject the Funds, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in a given country or region.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.
Non-Diversification Risk — The BRIC Fund is non-diversified and is permitted to invest more of its assets in fewer issuers than a “diversified” mutual fund. Thus, the Fund may be subject to greater risks than a fund that invests in a greater number of issuers.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 31, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	March 31, 2011

* Print the name and title of each signing officer under his or her signature.